GOODWILL AND INTANGIBLE ASSETS - Estimated amortization expense (Details) € in Thousands	Dec. 31, 2022 EUR (€)
GOODWILL AND INTANGIBLE ASSETS
2023	€ 143
2024	135
2025	125
2026	122
2027	107
2028 and thereafter	76
Total	€ 706